100 MILE HOUSE INDEFINITE CURTAILMENT ANNOUNCEMENT (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of impairment of assets [Abstract]
Impairment loss	$ 80